LOANS AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2025
Loans And Debentures
Schedule of loans and debentures

Financial debt	Maturity Date	Interest Rate	12/31/2025	12/31/2024
Bank Occidente
Q2 2022 Promissory Note (“5º Promissory Note”)	May 2026	6.25%	1,153	3,882
Q3 2022 Promissory Note (“6º Promissory Note”)	August 2026	6.25%	2,088	4,709
Q2 2023 Promissory Note (“7º Promissory Note”)	June 2026	7.50%	-	1,320
Q1 2024 Promissory Note (“8° Promissory Note”)	February 2026	7.50%	446	3,000
Q3 2024 Promissory Note (“9° Promissory Note”)	July 2027	8.00%	2,730	4,178
Bank Atlántida
Q2 2022 Loan Agreement (“7º Loan”)	March 2027	6.50%	3,125	5,625
Bank ABC Brasil S.A.
Q4 2022 Loan Agreement (“5º Loan”)	January 2026	5.38%	2,194	10,968
Bank Santander Mexico
Q3 2024 Loan Agreement (“5° Loan”)	July 2027	* SOFR + 3.8%	22,083	35,333
Bank Santander Brazil
Q3 2023 Loan Agreement (“4° Loan)	November 2028	9.51%	78,047	104,073
Bank Safra
Q3 2024 Loan Agreement (“2° Loan”)	August 2026	7.10%	20,529	20,513
Bank Brasil
Q1 2024 Loan Agreement (“1º Loan”)	December 2028	6.50%	10,000	10,003
Bank Bradesco
Q1 2022 Loan Agreement (“1º Loan”)	February 2025	* CDI + 2.342%	-	2,453
Q4 2024 Loan Agreement (“2° Loan”)	December 2028	6.50%	43,033	43,000
Other banks
BTG Pactual	November 2027	6.70%	20,116	20,116
Debentures payable
Debentures – 2nd issuance	October 2030	CDI + 1.60%	186,433	162,515
Gold Royalty Corp
Gold linked loan	December 2029	8.5%	13,291	11,416
Nemesia SARL
Nemesia SÀRL	(a)	7%	5,900	-
Total			411,168	443,104
Current			99,548	82,007
Non-Current			311,620	361,097

* Definition: Secured Overnight Financing Rate Data (“SOFR”) and Certificates of Interbank Deposits (“CDI”)

Schedule of loans and debentures

Amount
2027	81,842
2028	50,396
2029	59,794
2030	59,794
2031 onwards	59,794
Total	311,620